UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2023, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned 19.76% and Investor Class returned 19.65% compared to the MSCI ACWI ex USA Small Cap Index (Gross) (“Index”) return of 18.85%. Since the Fund’s inception on October 20, 2014, its average annual total returns are 5.76% for the Institutional Class and 5.53% for the Investor Class compared to the Index’s average annual total return of 5.60%. As of March 31, 2023, the Fund had net assets of $122.5 million.

Performance Review

Global equity markets delivered positive returns during the period, withstanding rising interest rates and shocks to the financial sector. International smaller cap equities, as measured by the MSCI ACWI ex USA Small Cap Index, underperformed large caps during the period. Within small caps, developed market stocks outperformed their emerging market peers. From a sector perspective, the strongest performers within the Index were information technology, industrials, and materials. The worst-performing Index sectors were real estate, energy, and health care. The best-performing country markets in our investable universe included Hungary, Greece, and Chile. The poorest-performing country markets included Colombia, Qatar, and Egypt.

Recent stresses to the financial system raise the probability of recession. Many banks face higher costs of funding and may incur bad debts from loans to leveraged industries such as commercial real estate. We expect many banks — particularly US regional banks — to become subject to stricter liquidity regulation and decrease lending, especially to small and mid-sized businesses. A widespread credit contraction may temper core inflation, which has remained stubbornly high in the US and Europe. The risk that the Federal Reserve and other central banks do not prevent stagflation would cause problems in equity markets, as drivers of share price returns — liquidity and growth in earnings — would suffer. Thus far, Asian banking systems appear to have avoided calamities. The region’s largest economy continues to recover post-Covid: China’s purchasing managers’ indices for manufacturing and non-manufacturing were in expansionary territory (above 50) for March, supported by government monetary and fiscal policy. In Europe, near-term investment needs — for defense, energy infrastructure, and environmental initiatives, among others — should bolster levels of lending relative to the US. The European banking sector may also be better positioned than the US. European banks’ asset portfolios often have less risk exposure to rising interest rates than US banks. Their deposit bases may be more stable, as European yield-seeking depositors typically have fewer money market fund alternatives than US depositors. As of March 31, 2023, Causeway’s international small cap strategy is overweight the financials sector overall due to attractive opportunities in diversified financials and insurance. Our exposure to the banks industry group is 4%, in line with the benchmark weight.

To evaluate stocks in our investable universe, our multi-factor quantitative model examines four bottom-up factor categories — valuation, earnings growth, technical indicators, and competitive strength — and two top-down factor categories — macroeconomic and country aggregate. Our valuation factor posted the strongest returns during the period. Our competitive strength factor also delivered positive returns. Our earnings growth and technical factors posted negative returns. Our country aggregate factors were positive during the period, while our macroeconomic factors delivered negative returns. From a sector perspective, holdings in the financials, utilities, and real estate sectors contributed the most to relative performance versus the Index. Positioning in the materials, consumer staples, and

2	Causeway International Small Cap Fund

energy sectors were the largest relative detractors. The top stock-level contributors to relative performance included steelmaker, SSAB AB (Sweden), energy services company, Centrica plc (United Kingdom), and online social networking company, Momo Inc. (China). The largest detractors from relative performance included coal miner, Whitehaven Coal (Australia), food processing company, Marfrig Global Foods SA (Brazil), and lithium miner, Pilbara Minerals Ltd. (Australia).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the energy, consumer staples, and utilities sectors and the biggest reductions in active weightings were to the industrials, information technology, and financials sectors. Notable changes in the Fund’s active country weightings included increases to exposures in Australia, Brazil, and Canada. We reduced active exposures to Sweden, Hong Kong, and the Netherlands.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: cargo shipping company, ZIM Integrated Shipping Services Ltd. (Israel), oil company, Whitecap Resources (Canada), beef processing company, Marfrig Global Foods SA (Brazil), diversified mining operator, National Aluminum Co. Ltd. (India), and general trading company, Sojitz Corp. (Japan). The largest sales during the period included the following full exits from the Fund: marine shipping company, SITC International Holdings co., Ltd. (Hong Kong), online gambling operator, Kindred Group Plc (Sweden), semiconductor services company, ChipMOS Technologies, Inc. (Taiwan), fiber products manufacturer, Hyosung TNC Corp. (South Korea), and semiconductor manufacturer, BE Semiconductor Industries NV (Netherlands).

Investment Outlook

Signs continue to indicate an easing in U.S. inflation, which should allow the Federal Reserve to potentially pause interest rate hikes in the coming months. The change in expectations around U.S. monetary policy has recently led to a weakening USD. International small caps, deriving more of their revenues from local currencies compared to large caps, stand to potentially benefit from appreciating local currencies relative to the USD. Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average. With expectations for the Federal Reserve’s terminal rate still increasing, we believe that an elevated cost of capital should translate into a continued preference for value stocks. As of the end of February, the MSCI ACWI ex USA Small Cap Growth Index traded at a 16.9x forward P/E multiple compared to 9.8x for the MSCI ACWI ex USA Small Cap Value Index, a 73% premium. International small caps exhibit greater valuation dispersion than large caps on both a forward earnings yield and price-to-book basis, indicating more information content in the valuation ratios of small caps. In addition to exhibiting greater valuation dispersion, small caps have exhibited a higher long-term EPS growth trend.

Causeway International Small Cap Fund	3

We thank you for your continued confidence in Causeway International Small Cap Fund.

March 31, 2023

Joseph Gubler	Arjun Jayaraman	MacDuff Kuhnert	Ryan Myers
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses. Forward earnings yield is the next-twelve-months projected earnings yield (earnings-per-share/price) projected by industry analysts.

(1) Alpha — Excess returns relative to the Fund’s benchmark.

The Causeway International Small Cap strategy uses quantitative factors that can be grouped into six categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintile of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

4	Causeway International Small Cap Fund

March 31, 2023
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date*
Institutional Class	-7.57%	18.35%	1.24%	5.76%
Investor Class	-7.82%	18.08%	1.02%	5.53%
MSCI ACWI ex USA Small Cap Index (Gross)	-9.91%	15.53%	2.10%	5.60%

*	Inception is October 20, 2014.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2024. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2023 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.41% and 1.64% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.10% and 1.35% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI ACWI ex USA Small Cap Index (Gross) (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market, consisting of 46 country indices. The Index covers approximately 14% of the free float adjusted market capitalization in each country. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 9.2%

Charter Hall Retail[1]	155,755	$392

Coronado Global Resources Inc., Class CDI	376,491	409

Eagers Automotive Ltd.	45,217	408

GrainCorp Ltd., Class A	238,638	1,102

Helia Group Ltd.	171,709	329

JB Hi-Fi Ltd.	75,303	2,138

Metcash Ltd.	641,851	1,652

New Hope Corp. Ltd.	374,154	1,420

Perenti Ltd.[2]	648,457	527

Pilbara Minerals Ltd.	336,497	886

Super Retail Group Ltd.	63,567	533

Whitehaven Coal Ltd.	324,058	1,458

		11,254

Austria — 1.0%

Raiffeisen Bank International AG2	77,869	1,196

Belgium — 0.3%

Proximus SADP	43,279	417

Canada — 8.1%

AGF Management Ltd., Class B	254,607	1,498

Artis[1]	111,058	625

Canfor Corp.[2]	111,750	1,796

Celestica Inc.[2]	49,285	636

Crescent Point Energy Corp.	77,503	547

Interfor Corp.[2]	92,508	1,507

Parex Resources Inc.	87,149	1,621

Russel Metals Inc.	56,807	1,443

Stelco Holdings Inc.	6,872	266

		9,939

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

China — 3.2%

FinVolution Group ADR	381,284	$1,590

Hello Group Inc. ADR	232,738	2,118

Skyworth Group Ltd.	524,000	270

		3,978

Denmark — 0.9%

D/S Norden A/S	11,112	746

Scandinavian Tobacco Group A/S	19,180	380

		1,126

Finland — 0.5%

Outokumpu OYJ	113,614	619

France — 0.5%

APERAM S.A.	7,432	277

Elis S.A.	18,873	361

		638

Germany — 2.4%

Aurubis AG	12,771	1,178

Kloeckner & Co. SE	30,521	328

Salzgitter AG	13,312	526

Suedzucker AG	25,585	429

Wuestenrot & Wuerttembergische AG	24,644	431

		2,892

Greece — 0.5%

Motor Oil Hellas Corinth Refineries SA	21,718	558

Hong Kong — 0.9%

Kerry Properties Ltd.	416,665	1,064

India — 6.4%

CESC Ltd.	442,605	359

KPIT Technologies Ltd.	240,445	2,707

National Aluminium Co. Ltd.	1,975,152	1,884

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

India — (continued)

Power Finance Corp. Ltd.	1,196,574	$2,209

Redington Ltd.	195,200	396

South Indian Bank Ltd.[2]	1,772,023	316

		7,871

Indonesia — 2.1%

Erajaya Swasembada Tbk PT	16,035,000	556

Indo Tambangraya Megah Tbk PT	591,500	1,554

Perusahaan Gas Negara Tbk PT	5,445,000	501

		2,611

Italy — 4.6%

Banca Mediolanum SpA	118,028	1,070

BPER Banca	602,711	1,486

Iveco Group NV2	128,593	1,217

Piaggio & C SpA	70,444	300

Unipol Gruppo SpA	306,493	1,576

		5,649

Japan — 16.7%

Adastria Co. Ltd.	40,800	751

Alfresa Holdings Corp.	25,400	324

Canon Marketing Japan Inc.	18,500	439

Credit Saison Co. Ltd.	114,000	1,442

Daido Steel Co. Ltd.	13,700	536

Daiwabo Holdings Co. Ltd.	31,000	509

EDION Corp.	42,000	406

Electric Power Development Co. Ltd.	156,800	2,517

Fujikura Ltd.	146,300	1,033

Hanwa Co. Ltd.	19,900	591

Hosiden Corp.	25,800	313

IDOM Inc.	69,600	448

Komeri Co. Ltd.	15,500	319

Macnica Holdings Inc.	15,500	439

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

NHK Spring Co. Ltd.	53,700	$383

Sankyo Co. Ltd.	34,900	1,454

Shimamura Co. Ltd.	23,800	2,420

SKY Perfect JSAT Holdings Inc.	119,900	467

Sojitz Corp.	130,000	2,705

Suzuken Co. Ltd.	29,800	751

Tokyo Steel Manufacturing Co. Ltd.	54,000	556

Tokyo Tatemono Co. Ltd.	63,600	774

Transcosmos Inc.	22,700	536

Yokohama Rubber Co. Ltd.	18,500	390

		20,503

Netherlands — 0.3%

AMG Advanced Metallurgical Group NV	7,163	305

Norway — 2.6%

Elkem ASA	163,442	553

Europris ASA	72,316	502

Hafnia Ltd.	70,157	400

MPC Container Ships ASA	469,683	749

Norske Skog ASA[2]	33,649	185

Norwegian Air Shuttle ASA[2]	452,123	464

Wallenius Wilhelmsen ASA, Class B	44,427	321

		3,174

Saudi Arabia — 1.5%

Al Hammadi Holding	144,632	1,886

Singapore — 1.8%

Golden Agri-Resources Ltd.	2,807,600	601

Sembcorp Industries Ltd.	313,600	1,032

Yanlord Land Group Ltd.	779,500	533

		2,166

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — 8.2%

BNK Financial Group Inc.	74,749	$374

DB HiTek Co. Ltd.	16,964	942

Dongkuk Steel Mill Co. Ltd.	28,019	263

Hanwha Corp.	42,405	855

Hyosung Corp.	6,510	338

Hyundai Marine & Fire Insurance Co. Ltd.	41,529	1,078

JB Financial Group Co. Ltd.	71,874	482

LOTTE Fine Chemical Co. Ltd.	9,501	426

LS Corp.	13,319	815

LX INTERNATIONAL CORP.	51,967	1,156

Poongsan Corp.	17,994	522

POSCO International Corp.	126,864	2,173

Youngone Corp.	16,953	595

		10,019

Spain — 0.9%

Banco de Sabadell S.A.	393,329	422

Cia de Distribucion Integral Logista Holdings S.A.	25,589	638

		1,060

Sweden — 2.6%

Betsson AB, Class B2	41,482	394

SSAB AB, Class B	346,829	2,470

Storskogen Group AB, Class B	386,323	322

		3,186

Switzerland — 0.6%

Accelleron Industries AG2	29,539	698

Taiwan — 8.4%

Chicony Electronics Co. Ltd.	223,000	698

Gigabyte Technology Co. Ltd.	136,000	596

Kindom Development Co. Ltd.	365,000	360

King Yuan Electronics Co. Ltd.	629,000	1,002

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Taiwan — (continued)

Radiant Opto-Electronics Corp.	603,000	$2,188

Simplo Technology Co. Ltd.	222,000	2,210

Supreme Electronics Co. Ltd.	322,000	471

T3EX Global Holdings Corp.	245,000	629

TaiDoc Technology Corp.	44,000	267

Wistron Corp.	1,109,000	1,525

Wistron NeWeb Corp.	100,000	340

		10,286

Thailand — 2.9%

AP Thailand PCL	2,515,600	883

Regional Container Lines PCL	1,461,400	1,133

Sansiri PCL	14,689,100	747

Supalai PCL	1,189,100	772

		3,535

Turkey — 2.7%

Anadolu Efes Biracilik Ve Malt Sanayii AS	131,852	441

Sok Marketler Ticaret AS2	1,036,236	1,566

Turk Hava Yollari AO2	68,031	420

Turk Traktor ve Ziraat Makineleri AS	31,399	820

		3,247

United Kingdom — 8.1%

B&M European Value Retail S.A.	294,544	1,752

Centrica PLC	2,100,998	2,749

Drax Group PLC	54,875	411

DS Smith PLC	124,507	483

Dunelm Group PLC	33,417	455

Inchcape PLC	69,753	666

Investec PLC	224,268	1,244

JET2 PLC	26,243	425

Keller Group PLC	54,563	457

OSB Group PLC	81,918	487

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)

Redde Northgate PLC	197,703	$843

		9,972

Total Common Stock

(Cost $113,312) — 97.9%		119,849

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.734%**	1,408,315	1,408

Total Short-Term Investment

(Cost $1,408) — 1.1%		1,408

Total Investments — 99.0%

(Cost $114,720)		121,257

Other Assets in Excess of Liabilities — 1.0%		1,278

Net Assets — 100.0%		$122,535

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
1	Real Estate Investment Trust.
2	Non-income producing security.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$11,254	$—	$—	$11,254
Austria	1,196	—	—	1,196
Belgium	417	—	—	417
Canada	9,939	—	—	9,939
China	3,978	—	—	3,978
Denmark	1,126	—	—	1,126
Finland	619	—	—	619
France	638	—	—	638
Germany	2,892	—	—	2,892
Greece	558	—	—	558
Hong Kong	1,064	—	—	1,064
India	7,871	—	—	7,871
Indonesia	2,611	—	—	2,611
Italy	5,649	—	—	5,649
Japan	20,503	—	—	20,503
Netherlands	305	—	—	305
Norway	3,174	—	—	3,174
Saudi Arabia	—	1,886	—	1,886
Singapore	2,166	—	—	2,166
South Korea	10,019	—	—	10,019
Spain	1,060	—	—	1,060
Sweden	3,186	—	—	3,186
Switzerland	698	—	—	698
Taiwan	10,286	—	—	10,286
Thailand	—	3,535	—	3,535
Turkey	3,247	—	—	3,247
United Kingdom	9,972	—	—	9,972

Total Common Stock	114,428	5,421	—	119,849

Short-Term Investment	1,408	—	—	1,408

Total Investments in Securities	$115,836	$5,421	$—	$121,257

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

SECTOR DIVERSIFICATION

As of March 31, 2023, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	Common Stock	% of Net Assets

Industrials	18.4%	18.4%

Financials	14.3	14.3

Materials	12.8	12.8

Information Technology	12.7	12.7

Consumer Discretionary	12.2	12.2

Utilities	6.1	6.1

Energy	6.3	6.3

Consumer Staples	5.1	5.1

Real Estate	5.0	5.0

Health Care	2.6	2.6

Communication Services	2.4	2.4

Total	97.9	97.9

Short-Term Investment		1.1

Other Assets in Excess of Liabilities		1.0

Net Assets		100.0%

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/23
ASSETS:
Investments at Value (Cost $114,720)	$121,257
Foreign Currency (Cost $297)	297
Receivable for Dividends	855
Receivable for Fund Shares Sold	345
Receivable for Investment Securities Sold	336
Receivable for Tax Reclaims	107
Unrealized Appreciation on Spot Foreign Currency Contracts	1
Prepaid Expenses	20

Total Assets	123,218

LIABILITIES:
Payable for Fund Shares Redeemed	185
Due to Custodian	175
Accrued Foreign Capital Gains Tax on Appreciated Securities	141
Payable Due to Adviser	83
Payable for Shareholder Service Fees — Investor Class	6
Payable Due to Administrator	2
Payable for Trustees’ Fees	1
Other Accrued Expenses	90

Total Liabilities	683

Net Assets	$122,535

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$121,441
Total Distributable Earnings	1,094

Net Assets	$122,535

Net Asset Value Per Share (based on net assets of $95,264,653 ÷ 8,043,701 shares) — Institutional Class	$11.84

Net Asset Value Per Share (based on net assets of $27,269,985 ÷ 2,303,672 shares) — Investor Class	$11.84

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/22 to 3/31/23
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $306)	$2,882

Total Investment Income	2,882

EXPENSES:
Investment Advisory Fees	548
Shareholder Service Fees — Investor Class	39
Administration Fees	10
Custodian Fees	47
Transfer Agent Fees	30
Professional Fees	27
Printing Fees	12
Registration Fees	8
Trustees’ Fees	3
Line of Credit	3
Other Fees	20

Total Expenses	747

Waiver of Investment Advisory Fees	(103)

Total Waiver	(103)

Net Expenses	644

Net Investment Income	2,238

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(2,184)
Foreign Capital Gains Tax	(4)
Net Realized Gain from Foreign Currency Transactions	65
Net Change in Unrealized Appreciation on Investments	16,356
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(95)
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	7

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	14,145

Net Increase in Net Assets Resulting from Operations	$16,383

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/22 to 3/31/23 (Unaudited)	10/01/21 to 9/30/22
OPERATIONS:
Net Investment Income	$2,238	$2,892
Net Realized Loss on Investments	(2,184)	(3,231)
Foreign Capital Gains Tax	(4)	(13)
Net Realized Gain (Loss) from Foreign Currency Transactions	65	(123)
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,356	(15,106)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(95)	(19)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	7	(13)

Net Increase (Decrease) in Net Assets Resulting From Operations	16,383	(15,613)

DISTRIBUTIONS:
Institutional Class	(2,691)	(1,693)
Investor Class	(824)	(288)

Total Distributions to Shareholders	(3,515)	(1,981)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	38,987	17,008

Total Increase (Decrease) in Net Assets	51,855	(586)

NET ASSETS:
Beginning of Year or Period	70,680	71,266

End of Year or Period	$122,535	$70,680

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2023 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL SMALL CAP FUND
Institutional
2023(1)	10.18	0.24	1.76	2.00	(0.34)	—	(0.34)	—
2022	13.11	0.54	(2.99)	(2.45)	(0.48)	—	(0.48)	—
2021	10.41	0.33	2.78	3.11	(0.41)	—	(0.41)	—
2020	10.75	0.27	(0.17)	0.10	(0.44)	—	(0.44)	—
2019	12.39	0.39	(1.71)	(1.32)	(0.32)	—	(0.32)	—	(2)
2018	13.56	0.41	(0.48)	(0.07)	(0.38)	(0.72)	(1.10)	—	(2)
Investor
2023(1)	10.17	0.21	1.77	1.98	(0.31)	—	(0.31)	—
2022	13.11	0.55	(3.03)	(2.48)	(0.46)	—	(0.46)	—
2021	10.41	0.41	2.68	3.09	(0.39)	—	(0.39)	—
2020	10.75	0.25	(0.18)	0.07	(0.41)	—	(0.41)	—
2019	12.38	0.32	(1.66)	(1.34)	(0.29)	—	(0.29)	—	(2)
2018	13.55	0.37	(0.50)	(0.13)	(0.36)	(0.72)	(1.08)	0.04

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

11.84	19.76	95,265	1.10	1.28	4.25	67
10.18	(19.43)	39,067	1.10	1.41	4.29	147
13.11	30.56	62,232	1.10	1.48	2.67	112
10.41	0.60	72,577	1.14	1.46	2.73	99
10.75	(10.47)	74,767	1.15	1.51	3.63	92
12.39	(0.84)	35,447	1.24	1.97	3.17	86

11.84	19.65	27,270	1.35	1.53	3.65	67
10.17	(19.64)	31,613	1.35	1.64	4.63	147
13.11	30.29	9,034	1.35	1.69	3.19	112
10.41	0.33	1,573	1.38	1.70	2.48	99
10.75	(10.62)	1,728	1.40	1.80	3.02	92
12.38	(1.00)	2,434	1.49	2.24	2.83	86

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2023, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during six months ended March 31, 2023, there were no changes to the Fund’s fair value methodologies.

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, including fees that are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are known. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2024 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2023, the Adviser waived $102,647 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31 2023, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2023, approximately $1,379 (000) of Fund’s net assets were held by investors affiliated with the Adviser.

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2023, for the Fund were as follows (000):

Purchases	Sales
$107,033	$71,042

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, wars, conflicts, natural disasters, pandemics, epidemics, inflation/ deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund.

These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Causeway International Small Cap Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows (000):

	Ordinary Income	Total
2022	$1,981	$1,981
2021	1,935	1,935

As of September 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,491
Capital Loss Carryforwards	(954)
Post October Losses	(3,262)
Unrealized Depreciation	(10,049)

Total Accumulated Losses	$(11,774)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$936	$18	$954

For the fiscal year ended September 30, 2022, the Fund did not use any capital loss carryforwards.

At March 31, 2023, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$114,720	$12,170	$(5,633)	$6,537

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2023 (Unaudited)		Fiscal Year Ended September 30, 2022
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	5,985	$68,611	811	$10,309
Shares Issued in Reinvestment of Dividends and Distributions	237	2,689	132	1,693
Shares Redeemed	(2,014)	(23,292)	(1,854)	(23,980)

Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	4,208	48,008	(911)	(11,978)

Investor Class
Shares Sold	176	2,084	2,917	34,797
Shares Issued in Reinvestment of Dividends and Distributions	73	822	22	288
Shares Redeemed	(1,053)	(11,927)	(520)	(6,099)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(804)	(9,021)	2,419	28,986

Net Increase in Shares Outstanding from Capital Share Transactions	3,404	$38,987	1,508	$17,008

26	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

8.	Significant Shareholder Concentration

As of March 31, 2023, two of the Fund’s shareholders of record owned 69% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is a party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expires February 14, 2024. The proceeds from the borrowings, if any, are used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2023, there were no borrowings outstanding under the line of credit. Prior to this, the Fund had an agreement with The Bank of New York Mellon which enabled it to participate in a $10 million secured committed revolving line of credit. The agreement expired on February 15, 2023.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Small Cap Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

28	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Fund Return
Institutional Class	$1,000.00	$1,197.60	1.10%	$6.03

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.50	1.10%	$5.54

Actual Fund Return
Investor Class	$1,000.00	$1,196.50	1.35%	$7.39

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.20	1.35%	$6.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Causeway International Small Cap Fund	29

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2022 through December 31, 2022. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

30	Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www.sec.gov.

CCM-SA-010-0900

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, President

Date: June 8, 2023

By	/s/ Eric Olsen
Eric Olsen, Treasurer

Date: June 8, 2023